Fair Value Measurements (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010	Dec. 28, 2008
Fair Value Measurements (Textual) [Abstract]
Realized loss on option not designated as hedge		$ 450,000,000
Losses (Gains) on derivatives included in accumulated other comprehensive income		168,000,000	(100,000,000)	(145,000,000)	(121,000,000)
Reclassification of foreign exchange contracts into earnings, period		Next 12 months
Maximum length of time for hedging transaction exposure		18 Months
Other income/(expense), net, related to foreign exchange contracts, non hedging		(23,000,000)	(31,000,000)
Cost basis of option		467,000,000
Impact on comprehensive income as a result of reclassification	0
Other investments		1,563,000,000	1,165,000,000
Foreign exchange contracts [Member]
Derivative [Line Items]
Notional amounts outstanding for forward foreign exchange contracts		22,000,000,000
Cross currency interest rate swaps [Member]
Derivative [Line Items]
Notional amounts outstanding for cross currency interest rate swaps		3,000,000,000
Non-current assets included into cross currency interest rate swaps		15,000,000	14,000,000
Non-current liabilities included into cross currency interest rate swaps		$ 594,000,000	$ 502,000,000